Equity-Based Compensation and Equity - Schedule Of Weighted Average Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Series C Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	$ 201.25	$ 37.90	$ 167.40
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	75.30%	41.20%	36.00%
Risk-free interest rate	0.20%	2.50%	2.30%
Lack of marketability discount	30.50%	31.30%	29.20%
Expected term (years)	1 year	1 year	1 year
Common Series C2 Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	$ 223.00	$ 284.00	$ 652.99
Dividend yield	0.00%	0.00%	0.00%
Yield Test Probability	23.30%	39.00%	97.10%
Cost of Equity Capital	11.80%	11.10%	12.30%
Expected term (years)	1 year	2 years	3 years